Segments (Details)	6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	$ 14,138,917	¥ 97,914,825	$ 37,634,950	¥ 252,146,638
Cost of revenues	(6,924,668)	(47,954,709)	(18,862,693)	(126,376,269)
Gross profit	7,214,249	49,960,116	18,772,257	125,770,369
Depreciation and amortization	(509,147)	(3,525,947)	(494,861)	(3,315,470)
Depreciation and amortization	509,147	3,525,947	494,861	3,315,470
Total capital expenditures	(49,889)	(345,488)	$ (270,476)	(1,812,133)
Total Assets	35,017,028				¥ 253,026,041	¥ 282,121,901
Holographic Solutions [Member]
Segment Reporting Information [Line Items]
Revenues		20,639,027		107,019,008
Cost of revenues		(15,230,528)		91,313,957
Gross profit		5,408,499		15,705,051
Depreciation and amortization		(3,525,947)		1,273,588
Depreciation and amortization		3,525,947		(1,273,588)
Total capital expenditures		(345,488)		(1,812,133)
Total Assets	24,642,708				178,063,283	200,456,129
Holographic Technology Service [Member]
Segment Reporting Information [Line Items]
Revenues		77,275,798		145,127,630
Cost of revenues		(32,724,181)		35,062,312
Gross profit		44,551,617		110,065,318
Depreciation and amortization				2,041,882
Depreciation and amortization				(2,041,882)
Total capital expenditures
Total Assets	$ 10,374,320				¥ 74,962,758	¥ 81,665,772